Interest Expense, Net (Tables)	12 Months Ended
Mar. 31, 2022
Interest Expense Net [Abstract]
Schedule of Interest Expense, Net	Interest expense, net consists of the following:
	Year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(In million)
Interest expense:
Term loans	7,655	8,399	10,067	132.7
Bank charges and other (1)	871	598	2,341	30.9
Loss on account of modification of contractual cash flows	-	-	294	3.9
	8,526	8,997	12,702	167.5
Interest income:
Term and fixed deposits	564	554	578	7.6
Others	-	33	194	2.7
	564	587	772	10.3
Total	7,962	8,410	11,930	157.2
(1)	Bank charges and other includes amortization of debt financing costs of INR 709 million, INR 369 million and INR 1,107 million (US$14.6 million) for the years ended March 31, 2020, 2021 and 2022, respectively, and includes debt financing costs written off related to the debt refinancing amounting to INR 271 million, INR 30 million and INR 739 million (US$9.7 million), respectively.